UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

September 30, 2010

International Bond – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

GOVERNMENT BONDS — 87.6%
AUSTRALIA—0.8%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	$ 12,546,646
AUSTRIA—4.9%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	19,180,000	27,874,990
Republic of Austria, 4.30%, 9/15/17(1)(2)	EUR	8,400,000	12,848,244
Republic of Austria, 4.35%, 3/15/19(1)(2)	EUR	20,220,000	31,074,811
Republic of Austria, 4.15%, 3/15/37(1)(2)	EUR	5,725,000	8,859,656
			80,657,701
BELGIUM—4.8%
Kingdom of Belgium, 4.00%, 3/28/14(1)	EUR	25,300,000	37,132,728
Kingdom of Belgium, 4.00%, 3/28/18(1)	EUR	20,870,000	30,841,796
Kingdom of Belgium, 5.00%, 3/28/35(1)	EUR	7,150,000	11,929,186
			79,903,710
CANADA—4.1%
Government of Canada, 3.75%, 6/1/12(1)	CAD	15,440,000	15,601,318
Government of Canada, 5.00%, 6/1/14(1)	CAD	20,090,000	21,799,671
Government of Canada, 3.75%, 6/1/19	CAD	9,200,000	9,686,691
Government of Canada, 5.75%, 6/1/33(1)	CAD	15,701,000	21,013,764
			68,101,444
DENMARK—3.0%
Kingdom of Denmark, 5.00%, 11/15/13(1)	DKK	180,000,000	36,676,136
Kingdom of Denmark, 4.00%, 11/15/17(1)	DKK	37,500,000	7,730,564
Kingdom of Denmark, 4.00%, 11/15/19(1)	DKK	21,400,000	4,458,429
			48,865,129
FINLAND—5.1%
Government of Finland, 4.25%, 9/15/12(1)	EUR	8,400,000	12,175,618
Government of Finland, 3.125%, 9/15/14(1)	EUR	20,000,000	29,116,184
Government of Finland, 3.875%, 9/15/17(1)	EUR	18,290,000	27,725,959
Government of Finland, 4.375%, 7/4/19(1)	EUR	4,125,000	6,482,916
Government of Finland, 4.00%, 7/4/25(1)	EUR	5,500,000	8,522,482
			84,023,159
FRANCE—4.6%
Government of France, 4.00%, 4/25/14(1)	EUR	14,770,000	21,969,982
Government of France, 3.25%, 4/25/16(1)	EUR	10,600,000	15,458,701
Government of France, 4.25%, 4/25/19(1)	EUR	13,170,000	20,375,549
Government of France, 5.50%, 4/25/29(1)	EUR	4,280,000	7,730,431
Government of France, 4.75%, 4/25/35(1)	EUR	6,285,000	10,713,648
			76,248,311
GERMANY—14.2%
German Federal Republic, 4.00%, 10/11/13(1)	EUR	23,000,000	34,156,516
German Federal Republic, 3.50%, 1/4/16(1)	EUR	40,900,000	61,073,069
German Federal Republic, 3.75%, 1/4/19(1)	EUR	25,865,000	39,568,655
German Federal Republic, 5.625%, 1/4/28(1)	EUR	10,275,000	19,325,903
German Federal Republic, 4.75%, 7/4/34(1)	EUR	14,380,000	25,794,684
German Federal Republic, 4.25%, 7/4/39(1)	EUR	14,900,000	25,719,715
KfW, 4.375%, 10/11/13(1)	EUR	19,400,000	28,740,274
			234,378,816
IRELAND—3.9%
Republic of Ireland, 4.00%, 1/15/14(1)	EUR	11,500,000	15,053,980

International Bond – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Republic of Ireland, 5.90%, 10/18/19(1)	EUR	32,290,000	$ 42,457,360
Republic of Ireland, 5.40%, 3/13/25(1)	EUR	6,400,000	7,603,384
			65,114,724
ITALY—4.3%
Republic of Italy, 5.25%, 8/1/17(1)	EUR	18,635,000	28,555,652
Republic of Italy, 4.75%, 8/1/23(1)	EUR	14,140,000	20,511,044
Republic of Italy, 5.00%, 8/1/34(1)	EUR	9,410,000	13,483,664
Republic of Italy, 4.00%, 2/1/37(1)	EUR	7,100,000	8,833,037
			71,383,397
JAPAN—11.5%
Government of Japan, 1.20%, 3/20/12(1)	JPY	1,770,000,000	21,533,339
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	37,388,735
Government of Japan, 1.20%, 6/20/15(1)	JPY	3,230,000,000	40,390,283
Government of Japan, 1.80%, 6/20/18(1)	JPY	1,468,900,000	19,243,206
Government of Japan, 1.50%, 9/20/18(1)	JPY	2,650,000,000	33,967,331
Government of Japan, 2.10%, 12/20/26(1)	JPY	1,701,000,000	22,081,274
Government of Japan, 2.40%, 3/20/37(1)	JPY	1,100,000,000	14,789,861
			189,394,029
NETHERLANDS—4.9%
Kingdom of Netherlands, 4.25%, 7/15/13(1)	EUR	27,000,000	40,009,435
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	9,190,000	13,985,192
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	10,340,000	15,302,637
Kingdom of Netherlands, 4.00%, 1/15/37(1)	EUR	7,450,000	12,070,192
			81,367,456
PORTUGAL—4.0%
Republic of Portugal, 3.60%, 10/15/14(1)	EUR	7,780,000	10,133,796
Republic of Portugal, 4.35%, 10/16/17(1)	EUR	19,460,000	24,531,223
Republic of Portugal, 4.75%, 6/14/19(1)	EUR	21,580,000	26,777,115
Republic of Portugal, 4.10%, 4/15/37(1)	EUR	5,300,000	5,162,062
			66,604,196
SPAIN—4.3%
Government of Spain, 5.40%, 7/30/11(1)	EUR	11,550,000	16,302,142
Government of Spain, 4.25%, 1/31/14(1)	EUR	21,460,000	30,794,615
Government of Spain, 4.00%, 4/30/20(1)	EUR	6,180,000	8,396,805
Government of Spain, 4.90%, 7/30/40(1)	EUR	11,800,000	16,038,734
			71,532,296
SWEDEN—2.2%
Government of Sweden, 5.25%, 3/15/11(1)	SEK	100,000,000	15,123,844
Government of Sweden, 6.75%, 5/5/14(1)	SEK	78,200,000	13,566,810
Government of Sweden, 4.25%, 3/12/19(1)	SEK	47,530,000	8,012,796
			36,703,450
UNITED KINGDOM—11.0%
Government of United Kingdom, 5.00%, 9/7/14(1)	GBP	10,480,000	18,714,203
Government of United Kingdom, 4.00%, 9/7/16(1)	GBP	11,900,000	20,692,890
Government of United Kingdom, 4.50%, 3/7/19(1)	GBP	16,500,000	29,267,425
Government of United Kingdom, 3.75%, 9/7/19(1)	GBP	12,000,000	20,134,785
Government of United Kingdom, 4.25%, 6/7/32(1)	GBP	4,870,000	8,157,160
Government of United Kingdom, 4.25%, 3/7/36(1)	GBP	14,700,000	24,492,450
Government of United Kingdom, 4.50%, 12/7/42(1)	GBP	34,660,000	60,266,677
			181,725,590
TOTAL GOVERNMENT BONDS
(Cost $1,390,452,761)	1,448,550,054

International Bond – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value
CREDIT — 9.8%
AUSTRALIA—0.7%
New South Wales Treasury Corp., 5.50%, 3/1/17(1)	AUD	12,100,000	$ 11,808,208
FRANCE—2.0%
Compagnie de Financement Foncier, MTN, 1.25%, 12/1/11(1)	JPY	2,750,000,000	33,117,339
GERMANY—2.0%
Eurohypo AG (Covered Bond), 3.75%, 4/11/11(1)	EUR	24,300,000	33,560,574
JAPAN—1.0%
Development Bank of Japan, 2.30%, 3/19/26(1)	JPY	1,280,000,000	16,889,713
MULTI-NATIONAL—2.4%
European Investment Bank, MTN, 4.75%, 6/6/12(1)	GBP	10,550,000	17,592,499
European Investment Bank, MTN, 5.375%, 10/15/12(1)	EUR	14,660,000	21,713,130
			39,305,629
SPAIN(3)
FTA Santander Auto, Class A, VRN, 0.95%, 11/25/10, resets quarterly off the 3-month Euribor plus 0.06% with no caps(1)	EUR	332,158	444,871
UNITED KINGDOM—1.7%
Royal Bank of Scotland Group plc, MTN, 3.25%, 1/25/13(1)	EUR	20,000,000	27,687,253
TOTAL CREDIT
(Cost $142,463,903)			162,813,587
SHORT-TERM INVESTMENTS — 0.1%
UNITED STATES—0.1%
U.S. Treasury Bills, 0.14%, 12/2/10(1)(4)	USD	2,000,000	1,999,570
(Cost $1,999,535)
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		538	538
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.00%-2.125%, 4/15/12-1/15/19, valued at $6,139,988), in a joint trading account at 0.19%, dated 9/30/10, due 10/01/10 (Delivery value $6,012,032)(1)			6,012,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,012,538)			6,012,538
TOTAL INVESTMENT SECURITIES — 97.9%
(Cost $1,540,928,737)			1,619,375,749
OTHER ASSETS AND LIABILITIES — 2.1%			34,140,407
TOTAL NET ASSETS — 100.0%			$1,653,516,156

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
361,463,000	JPY for EUR UBS AG	10/29/10	$ 4,330,887	$ (59,201)
120,488,000	JPY for GBP UBS AG	10/29/10	1,443,633	(18,626)
525,273,084	JPY for GBP Barclays Bank plc	10/29/10	6,293,585	(135,303)
5,096,780	EUR for JPY Westpac Banking Corp.	10/29/10	6,946,911	(233,807)
1,408,795	GBP for JPY Westpac Banking Corp.	10/29/10	2,212,724	24,977
110,000	AUD for USD Westpac Banking Corp.	10/29/10	105,991	(7,736)
1,030,000	AUD for USD HSBC Holdings plc	10/29/10	992,457	(77,827)
1,120,000	AUD for USD Barclays Bank plc	10/29/10	1,079,176	(35,728)
210,000	CAD for USD Westpac Banking Corp.	10/29/10	204,002	(1,013)

International Bond – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
250,000	CAD for USD Barclays Bank plc	10/29/10	$ 242,860	$ 345
430,000	CAD for USD HSBC Holdings plc	10/29/10	417,719	4,835
2,200,000	CAD for USD Deutsche Bank AG	10/29/10	2,137,167	(19,494)
2,800,000	CAD for USD Barclays Bank plc	10/29/10	2,720,031	5,109
3,890,000	CAD for USD HSBC Holdings plc	10/29/10	3,778,901	(15,865)
4,480,000	CAD for USD HSBC Holdings plc	10/29/10	4,352,050	18,639
5,120,000	CAD for USD Barclays Bank plc	10/29/10	4,973,771	41,308
30,000	CHF for USD Westpac Banking Corp.	10/29/10	30,535	(1,884)
40,000	CHF for USD HSBC Holdings plc	10/29/10	40,713	(2,173)
60,000	CHF for USD Westpac Banking Corp.	10/29/10	61,070	(3,765)
8,240,223	CHF for USD UBS AG	10/29/10	8,387,138	(627,471)
1,050,000	DKK for USD HSBC Holdings plc	10/29/10	192,048	(9,644)
2,260,000	DKK for USD HSBC Holdings plc	10/29/10	413,360	(11,994)
131,974,149	DKK for USD Barclays Bank plc	10/29/10	24,138,448	(1,106,712)
130,000	EUR for USD Barclays Bank plc	10/29/10	177,190	(7,106)
950,000	EUR for USD HSBC Holdings plc	10/29/10	1,294,850	(71,203)
1,000,000	EUR for USD Westpac Banking Corp.	10/29/10	1,363,000	(79,525)
1,000,000	EUR for USD HSBC Holdings plc	10/29/10	1,363,000	(79,440)
1,000,000	EUR for USD HSBC Holdings plc	10/29/10	1,363,000	(78,550)
1,000,000	EUR for USD Deutsche Bank AG	10/29/10	1,363,000	(54,721)
1,200,000	EUR for USD Westpac Banking Corp.	10/29/10	1,635,600	(111,955)
1,200,000	EUR for USD Westpac Banking Corp.	10/29/10	1,635,600	(90,360)
1,500,000	EUR for USD Westpac Banking Corp.	10/29/10	2,044,500	(1,110)
2,000,000	EUR for USD HSBC Holdings plc	10/29/10	2,726,000	(85,520)
2,000,000	EUR for USD HSBC Holdings plc	10/29/10	2,726,000	(11,200)
2,340,000	EUR for USD HSBC Holdings plc	10/29/10	3,189,420	(102,141)
2,710,000	EUR for USD Westpac Banking Corp.	10/29/10	3,693,730	(217,735)
4,000,000	EUR for USD HSBC Holdings plc	10/29/10	5,452,000	(76,840)
8,660,000	EUR for USD HSBC Holdings plc	10/29/10	11,803,580	(600,138)
60,000	GBP for USD Westpac Banking Corp.	10/29/10	94,239	(1,916)
100,000	GBP for USD Barclays Bank plc	10/29/10	157,065	(2,012)
160,000	GBP for USD Westpac Banking Corp.	10/29/10	251,304	(4,888)
390,000	GBP for USD Westpac Banking Corp.	10/29/10	612,554	(3,024)
450,000	GBP for USD Westpac Banking Corp.	10/29/10	706,793	(11,978)
710,000	GBP for USD UBS AG	10/29/10	1,115,162	(17,892)
710,000	GBP for USD HSBC Holdings plc	10/29/10	1,115,162	(5,723)
730,000	GBP for USD Barclays Bank plc	10/29/10	1,146,575	11,319
770,000	GBP for USD Deutsche Bank AG	10/29/10	1,209,401	1,968
1,220,000	GBP for USD Barclays Bank plc	10/29/10	1,916,193	(9,028)
1,450,000	GBP for USD HSBC Holdings plc	10/29/10	2,277,443	16,835
2,840,000	GBP for USD HSBC Holdings plc	10/29/10	4,460,646	(67,280)
19,590,000	JPY for USD HSBC Holdings plc	10/29/10	234,719	(1,196)
22,700,000	JPY for USD Barclays Bank plc	10/29/10	271,981	(7,360)
25,590,000	JPY for USD Deutsche Bank AG	10/29/10	306,608	(8,275)
26,970,000	JPY for USD Westpac Banking Corp.	10/29/10	323,142	(573)
31,190,000	JPY for USD HSBC Holdings plc	10/29/10	373,705	(9,918)
35,140,000	JPY for USD HSBC Holdings plc	10/29/10	421,032	(4,613)
38,390,000	JPY for USD Westpac Banking Corp.	10/29/10	459,972	(3,979)
52,980,000	JPY for USD HSBC Holdings plc	10/29/10	634,782	(17,753)
61,350,000	JPY for USD HSBC Holdings plc	10/29/10	735,068	(10,293)
81,540,000	JPY for USD Westpac Banking Corp.	10/29/10	976,976	(40,487)
100,000,000	JPY for USD HSBC Holdings plc	10/29/10	1,198,155	(26,330)
170,280,000	JPY for USD UBS AG	10/29/10	2,040,218	(25,285)
289,290,000	JPY for USD Barclays Bank plc	10/29/10	3,466,142	(109,767)
1,024,623,194	JPY for USD Westpac Banking Corp.	10/29/10	12,276,573	(554,845)
130,000	NOK for USD Barclays Bank plc	10/29/10	22,075	(776)
130,000	NOK for USD HSBC Holdings plc	10/29/10	22,075	(360)
3,010,000	NOK for USD HSBC Holdings plc	10/29/10	511,117	(26,213)

International Bond – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
6,940,000	NOK for USD Westpac Banking Corp.	10/29/10	$ 1,178,455	$ (52,289)
11,410,000	NOK for USD Deutsche Bank AG	10/29/10	1,937,489	(62,486)
130,000	NZD for USD Westpac Banking Corp.	10/29/10	95,186	(1,545)
150,000	NZD for USD Barclays Bank plc	10/29/10	109,830	(1,536)
320,000	NZD for USD Westpac Banking Corp.	10/29/10	234,304	(6,496)
2,930,000	NZD for USD HSBC Holdings plc	10/29/10	2,145,346	(20,715)
3,410,000	NZD for USD Barclays Bank plc	10/29/10	2,496,802	(14,834)
1,230,000	SEK for USD Deutsche Bank AG	10/29/10	182,361	(11,578)
3,160,000	SEK for USD HSBC Holdings plc	10/29/10	468,506	(23,268)
132,399,999	SEK for USD Deutsche Bank AG	10/29/10	19,629,793	(1,482,463)
			$ 185,140,596	$ (6,559,426)
(Value on Settlement Date $178,581,170)

Contracts to Buy Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
580,011,000	JPY for EUR Westpac Banking Corp.	10/29/10	6,949,430	236,327
193,337,000	JPY for GBP Westpac Banking Corp.	10/29/10	2,316,477	78,776
3,336,698	EUR for JPY UBS AG	10/29/10	4,547,919	276,234
922,550	GBP for JPY UBS AG	10/29/10	1,449,003	23,996
3,935,809	GBP for JPY Barclays Bank plc	10/29/10	6,181,779	23,497
60,000	AUD for USD HSBC Holdings plc	10/29/10	57,813	5,600
110,000	AUD for USD Westpac Banking Corp.	10/29/10	105,990	8,838
320,000	AUD for USD Westpac Banking Corp.	10/29/10	308,336	18,622
336,000	AUD for USD Barclays Bank plc	10/29/10	323,753	8,360
370,000	AUD for USD HSBC Holdings plc	10/29/10	356,513	21,442
1,020,000	AUD for USD HSBC Holdings plc	10/29/10	982,821	60,823
2,090,000	AUD for USD Deutsche Bank AG	10/29/10	2,013,820	131,674
2,132,930	AUD for USD UBS AG	10/29/10	2,055,185	153,437
4,330,000	AUD for USD Barclays Bank plc	10/29/10	4,172,171	249,806
380,000	CAD for USD Westpac Banking Corp.	10/29/10	369,147	3,791
650,000	CAD for USD Westpac Banking Corp.	10/29/10	631,436	14,650
1,540,000	CAD for USD Westpac Banking Corp.	10/29/10	1,496,017	32,987
18,685,856	CAD for USD HSBC Holdings plc	10/29/10	18,152,183	111,114
80,000	CHF for USD Westpac Banking Corp.	10/29/10	81,426	2,290
1,230,000	CHF for USD Barclays Bank plc	10/29/10	1,251,930	39,223
2,130,000	CHF for USD HSBC Holdings plc	10/29/10	2,167,976	133,164
2,870,000	CHF for USD Barclays Bank plc	10/29/10	2,921,169	197,770
160,000	DKK for USD Westpac Banking Corp.	10/29/10	29,264	1,548
590,000	DKK for USD Westpac Banking Corp.	10/29/10	107,913	6,240
280,000	EUR for USD Westpac Banking Corp.	10/29/10	381,640	21,039
1,250,000	EUR for USD HSBC Holdings plc	10/29/10	1,703,750	95,650
1,670,000	EUR for USD Barclays Bank plc	10/29/10	2,276,210	82,030
2,000,000	EUR for USD Barclays Bank plc	10/29/10	2,726,000	108,980
4,180,000	EUR for USD Westpac Banking Corp.	10/29/10	5,697,340	337,527
43,380,361	EUR for USD Barclays Bank plc	10/29/10	59,127,432	2,725,805
150,000	GBP for USD HSBC Holdings plc	10/29/10	235,598	6,509
310,000	GBP for USD HSBC Holdings plc	10/29/10	486,902	(6,966)
870,000	GBP for USD Westpac Banking Corp.	10/29/10	1,366,466	27,046
1,165,456	GBP for USD HSBC Holdings plc	10/29/10	1,830,523	21,025
1,570,000	GBP for USD Barclays Bank plc	10/29/10	2,465,921	39,454
4,000,000	GBP for USD HSBC Holdings plc	10/29/10	6,282,600	32,600
5,600,000	GBP for USD UBS AG	10/29/10	8,795,640	38,360
6,000,000	GBP for USD Westpac Banking Corp.	10/29/10	9,423,900	(86,100)
9,000,000	GBP for USD UBS AG	10/29/10	14,135,850	(182,250)
52,500,000	JPY for USD Westpac Banking Corp.	10/29/10	629,031	26,051
58,070,000	JPY for USD HSBC Holdings plc	10/29/10	695,769	29,759
800,000,000	JPY for USD Barclays Bank plc	10/29/10	9,585,239	27,751
80,000	NOK for USD Westpac Banking Corp.	10/29/10	13,585	919
660,000	NOK for USD Barclays Bank plc	10/29/10	112,072	2,442

International Bond – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

Contracts to Sell Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
4,180,000	NOK for USD HSBC Holdings plc	10/29/10	$ 709,790	$ 18,367
11,211,912	NOK for USD Deutsche Bank AG	10/29/10	1,903,853	93,678
140,000	NZD for USD HSBC Holdings plc	10/29/10	102,508	3,325
140,000	NZD for USD HSBC Holdings plc	10/29/10	102,508	386
3,560,000	NZD for USD Deutsche Bank AG	10/29/10	2,606,632	56,882
11,228,957	NZD for USD Westpac Banking Corp.	10/29/10	8,221,842	23,244
20,000	SEK for USD Westpac Banking Corp.	10/29/10	2,965	253
1,380,000	SEK for USD HSBC Holdings plc	10/29/10	204,601	15,675
7,640,000	SEK for USD Westpac Banking Corp.	10/29/10	1,132,716	79,693
10,320,000	SEK for USD Barclays Bank plc	10/29/10	1,530,056	87,688
16,100,000	SEK for USD Barclays Bank plc	10/29/10	2,387,007	103,481
$ 205,905,417	$ 5,670,512
(Value on Settlement Date $211,575,929)

FUTURES CONTRACTS
Contracts Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
99	U.S. Long Bond	December 2010	$13,238,156	$108,228

Contracts Sold	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
757	U.S. Treasury 2-Year Notes	December 2010	$166,149,672	$(309,178)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
GBP	-	British Pound
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $179,388,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $52,782,711, which represented 3.2% of total net assets.

(3)	Category is less than 0.05% of total net assets.
(4)	The rate indicated is the yield to maturity at purchase.

International Bond – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	–	$1,448,550,054	–
Credit	–	162,813,587	–
Short-Term Investments	–	1,999,570	–
Temporary Cash Investments	$538	6,012,000	–
Total Value of Investment Securities	$538	$1,619,375,211	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(888,914)	–
Futures Contracts	$(200,950)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(200,950)	$(888,914)	–

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,542,617,170
Gross tax appreciation of investments	$ 116,219,570
Gross tax depreciation of investments	(39,460,991)
Net tax appreciation (depreciation) of investments	$ 76,758,579

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2010